Commitments and Contingencies	6 Months Ended
Jun. 30, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 7: COMMITMENTS AND CONTINGENCIES

As of June 30, 2015, the Company was contingently liable for letters of guarantee and letters of credit amounting to $590 (December 31, 2014: $590) issued by various banks in favor of various organizations and the total amount was collateralized by cash deposits, which were included as a component of restricted cash.
Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2016.

The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts can be reasonably estimated, based upon facts known on the date the financial statements were prepared. Although the Company cannot predict with certainty the ultimate resolutions of these matters, in the opinion of management, the ultimate disposition of these matters is not expected to have a material adverse effect on the Company's financial position, results of operations or liquidity.

The Company, in the normal course of business, entered into contracts to time charter-in vessels for various periods through February 2026.
As of June 30, 2015, the Company's future minimum commitments, net of commissions under chartered-in vessels, barges and pushboats were as follows:

	In operation	To be delivered	Total
June 30, 2016	$90,096	$1,798	$91,894
June 30, 2017	74,833	17,716	92,549
June 30, 2018	70,627	23,305	93,932
June 30, 2019	62,376	23,305	85,681
June 30, 2020	55,887	23,369	79,256
June 30, 2021 and thereafter	100,283	112,767	213,050
Total	$454,102	$202,260	$656,362

As of June 30, 2015, the Company had future remaining contractual deposits for two newbuilding owned vessels, which are expected to be delivered in the first quarter of 2016.As of June 30, 2015 Navios Logistics has obligations related to the acquisition of three new pushboats, the payment of the deferred considerations for the acquisition of two companies, who hold the right to occupy approximately 53 acres of land located in the Nueva Palmira free zone in Uruguay, the payment for design works in its dry port facility and remaining installments for the acquisition of the chartered-in fleet consisting of one pushboat and three liquid barges of $13,777, $6,800, $1,160 and $5,681, respectively. The table below reflects the remaining future payments of these commitments.

	Drybulk Vessels	Navios Logistics
June 30, 2016	$62,850	$27,418
Total	$62,850	$27,418